Business Combination Involving Entities Under Common Control	12 Months Ended
Dec. 31, 2020
Disclosure of Business Combination Involving Entities Under Common Control [Abstract]
Business Combination Involving Entities Under Common Control
40	BUSINESS COMBINATION INVOLVING ENTITIES UNDER COMMON CONTROL
Business combination involving entities under common control during the period

Name of acquiree	Proportion of equity interests acquired in business combination	Basis for business combination under common control	Acquisi-tion Date	Basis for determina-tion of acquisition date	From the beginning of the period to the acquisition date			2018
					Revenue	Net profit	Net cash outflow	Revenue	Net profit
Dalian West Pacific	56.04%	The Company and Dalian West Pacific are under the ultimate control of CNPC before and after the business combination and the control is not temporary	May 31, 2019	Acquisition of actual control	10,763	1	(53)	37,385	1,564
Dalian West Pacific was established in December 1990. It principally engages in the manufacturing and sale of petroleum and petrochemical products. Before the acquisition date, the Company holds 28.44% equity of Dalian West Pacific. After the completion of the equity acquisition, the Company holds 84.48% equity of Dalian West Pacific in total.

As the Company and Dalian West Pacific are under the ultimate control of CNPC and the control is not temporary. The acquisition of Dalian West Pacific has been reflected in the accompanying consolidated financial statements as combination of entities under common control. Consequently, Dalian West Pacific has been included in the scope of consolidation during the historical period. The opening balance of the final consolidated financial statements of 2019 and the comparative statements have been adjusted accordingly.